Vanguard® 0-3 Month Treasury Bill ETF
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Bill	2.020%–4.280%	10/2/2025	195,337	195,315
	United States Treasury Bill	2.976%–4.289%	10/7/2025	172,157	172,036
	United States Treasury Bill	3.159%–4.291%	10/9/2025	163,927	163,772
	United States Treasury Bill	3.423%–4.290%	10/14/2025	170,321	170,061
	United States Treasury Bill	3.483%–4.290%	10/16/2025	162,166	161,892
	United States Treasury Bill	3.609%–4.292%	10/21/2025	171,594	171,190
	United States Treasury Bill	3.650%–4.312%	10/23/2025	163,197	162,793
	United States Treasury Bill	3.733%–4.295%	10/28/2025	172,226	171,684
	United States Treasury Bill	3.744%–4.296%	10/30/2025	196,629	195,989
	United States Treasury Bill	3.790%–4.177%	11/4/2025	102,967	102,560
	United States Treasury Bill	3.797%–4.185%	11/6/2025	162,814	162,148
	United States Treasury Bill	3.811%–4.163%	11/12/2025	103,165	102,684
	United States Treasury Bill	3.794%–4.193%	11/13/2025	104,719	104,206
	United States Treasury Bill	3.800%–4.162%	11/18/2025	103,184	102,639
	United States Treasury Bill	3.821%–4.195%	11/20/2025	104,229	103,654
	United States Treasury Bill	3.701%–4.118%	11/25/2025	103,699	103,065
	United States Treasury Bill	3.803%–4.150%	11/28/2025	140,434	139,528
	United States Treasury Bill	3.764%–3.944%	12/2/2025	43,552	43,236
	United States Treasury Bill	3.794%–3.932%	12/4/2025	103,573	102,828
	United States Treasury Bill	3.754%–3.901%	12/9/2025	44,200	43,852
	United States Treasury Bill	3.809%–3.921%	12/11/2025	103,690	102,903
	United States Treasury Bill	3.786%–3.887%	12/16/2025	44,281	43,902
	United States Treasury Bill	3.815%–3.922%	12/18/2025	103,211	102,338
	United States Treasury Bill	3.825%–3.913%	12/23/2025	43,647	43,240
	United States Treasury Bill	3.831%–3.916%	12/26/2025	136,090	134,835
	United States Treasury Bill	3.890%	12/30/2025	43,330	42,895
Total U.S. Government and Agency Obligations (Cost $3,145,370)					3,145,245
				Shares ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2]	Vanguard Market Liquidity Fund	4.180%		165	16,549
Total Investments (100.0%) (Cost $3,161,919)					3,161,794
Other Assets and Liabilities—Net (0.0%)					518
Net Assets (100%)					3,162,312
Cost is in $000.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,145,245	—	3,145,245
Temporary Cash Investments	16,549	—	—	16,549
Total	16,549	3,145,245	—	3,161,794